Restructuring Of Operations (Aggregate Restructuring Charges In Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	$ 21.6	$ 8.8	$ 90.4
Commencing in 2006 [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	21.6	8.8	90.2
Commencing in 2006 [Member] | Manufacturing Cost Of Sales [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	11.8	9.4	68.9
Commencing in 2006 [Member] | Selling And Technical Services [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	4.0	0.4	4.4
Commencing in 2006 [Member] | Research And Process Development [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	5.9	(0.2)	3.2
Commencing in 2006 [Member] | Administrative And General [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	(0.1)	(0.8)	9.4
Commencing in 2006 [Member] | Asset Impairment Charge [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	$ 0	$ 0	$ 4.3